UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL             March 3, 2008
     -----------------------         -------------             -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            32

Form 13F Information Table Value Total:  $166,929,360
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF              VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS      CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
FEDERATED PRIME CASH SERIES FUND Total   ETF    147551105     845,232   845,232  SH         Sole                             845,232
ISHARES IBOXX INVESTOP INVESTMENT
  GRADE CORP BD FD Total                 ETF    464287242     155,478     1,483  SH         Sole                               1,483
ISHARES INC MSCI MALAYSIA FREE
  INDEX FD Total                         ETF    464286830      56,814     4,463  SH         Sole                               4,463
ISHARES MCSI KOREA INDEX FUND Total      ETF    464286772      45,031       696  SH         Sole                                 696
ISHARES MSCI CANADA INDEX FUND Total     ETF    464286509      44,390     1,382  SH         Sole                               1,382
ISHARES MSCI EAFE INDEX FUND Total       ETF    464287465   9,968,055   126,982  SH         Sole                             126,982
ISHARES MSCI PACIFIC EX-JAPAN INDEX
  FUND Total                             ETF    464286665     808,890     5,243  SH         Sole                               5,243
ISHARES MSCI SINGAPORE INDEX FUND Total  ETF    464286673     102,777     7,453  SH         Sole                               7,453
ISHARES RUSSELL 2000 INDEX FUND Total    ETF    464287655   9,044,274   119,129  SH         Sole                             119,129
ISHARES RUSSELL 2000 VALUE INDEX
  FUND Total                             ETF    464287630  11,098,274   157,467  SH         Sole                             157,467
ISHARES S&P 500 INDEX FD Total           ETF    464287200  41,965,145   285,983  SH         Sole                             285,983
ISHARES S&P GLOBAL ENERGY SECTOR
  INDEX FUND Total                       ETF    464287341   1,743,138    12,286  SH         Sole                              12,286
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
  INDEX FUND Total                       ETF    464287291      35,185       538  SH         Sole                                 538
ISHARES S&P GLOBAL TELCOMM SECTOR
  INDEX FUND Total                       ETF    464287275      24,468       316  SH         Sole                                 316
ISHARES S&P GROWTH INDEX FD Total        ETF    464287309     616,878     8,834  SH         Sole                               8,834
ISHARES S&P MIDCAP 400 GROWTH
  INDEX FD Total                         ETF    464287606      51,066       573  SH         Sole                                 573
ISHARES S&P MIDCAP 400 VALUE
  INDEX FD Total                         ETF    464287705      31,506       396  SH         Sole                                 396
ISHARES S&P SMALLCAP 600 GROWTH
  INDEX FD Total                         ETF    464287887      48,011       356  SH         Sole                                 356
ISHARES S&P SMALLCAP 600 VALUE
  INDEX FD Total                         ETF    464287879      29,890       427  SH         Sole                                 427
ISHARES S&P VALUE INDEX FD Total         ETF    464287408   9,535,455   124,875  SH         Sole                             124,875
ISHARES TR 1 3 YR TREAS INDEX FD Total   ETF    464287457   3,396,173    41,321  SH         Sole                              41,321
ISHARES TR 20 TREAS INDEX FD Total       ETF    464287432     633,544     6,809  SH         Sole                               6,809
ISHARES TR 7-10 YR TRES INDEX FD Total   ETF    464287440     588,101     6,759  SH         Sole                               6,759
ISHARES TR COHEN & STEERS REALTY
  MAJORS INDEX FD Total                  ETF    464287564   1,297,421    16,394  SH         Sole                              16,394
ISHARES TR DOW JONES SELECT DIV
  INDEX FD Total                         ETF    464287168  14,097,063   218,593  SH         Sole                             218,593
ISHARES TR FTSE XNHUA IDX Total          ETF    464287184     347,036     2,036  SH         Sole                               2,036
ISHARES TR LEHMAN US AGGREGATE
  BD FD Total                            ETF    464287226  35,688,830   352,761  SH         Sole                             352,761
ISHARES TR US TREAS INFLATION
  PROTECTED SECS FD Total                ETF    464287176   2,176,941    20,576  SH         Sole                              20,576
ISHARES TRUST ISHARES MSCI GROWTH
  INDEX FUND Total                       ETF    464288885      61,702       794  SH         Sole                                 794
ISHARES TRUST ISHARES MSCI VALUE
  INDEX FUND Total                       ETF    464288877  11,474,730   159,482  SH         Sole                             159,482
TEMPLETON GLOBAL INCOME FUND Total       ETF    880198106  10,104,300 1,197,192  SH         Sole                           1,197,192
VANGUARD LARGE-CAP VIPERS Total          ETF    922908637     813,563    12,383  SH         Sole                              12,383